NOTES PAYABLE (SCHC)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
SCHC
NOTES PAYABLE
Note 5.	NOTES PAYABLE

In August 2006, the Company entered into a $1,720,000 loan with a financial institution to purchase medical imaging equipment. The loan requires monthly principal and interest payments of $25,553 and matured in September 2013. The loan is secured by the purchased equipment and substantially all of the Company’s assets and is personally guaranteed by the Company’s majority shareholder. The interest rate is fixed at 7%. The outstanding balance of the loan at June 30, 2014 and 2013 were $0 and $99,360, respectively, and was fully paid off in September 2013.

In December 2007, the Company entered into a $1,119,537 loan with a financial institution to purchase medical imaging equipment. The note requires monthly principal and interest payments of $13,069 and matures in October 2017. The loan is secured by the purchased equipment and is personally guaranteed by the Company’s majority shareholder. The interest rate is fixed at 6.89%. The outstanding balances of the loan at June 30, 2014 and 2013 were $473,891 and $591,876, respectively. The loan was paid off in September 2014.

In July 2009, the Company entered into a $654,000 loan with a financial institution to purchase medical imaging equipment. The loan requires monthly payments of $7,494 in principal, interest and fee payments and matures in March 2018. The loan is secured by the purchased equipment and is personally guaranteed by the Company’s majority shareholder. The interest is fixed 5.52%. The outstanding balance of the loan at June 30, 2014 and 2013 were $310,347 and $376,284, respectively. The loan was paid off in July, 2014.

In February 2012, the Company entered into an $80,000 loan with a shareholder. The loan is payable in full on the maturity date of January 31, 2020. Interest is accrued annually at 1.24% and paid to shareholder. The loan was paid off in July, 2014.

In November 2013, the Company converted the 2012 line of credit to a term loan with a financial institution. The loan is secured by substantially all assets of the Company, is personally guaranteed by its majority shareholder and a term life insurance of the majority shareholder. The loan requires monthly payments of $7,445 in principal and interest and matures on November 15, 2016. The interest rate is fixed at 4.5%. The outstanding balance at June 30, 2014 and 2013 were $204,034 and $0, respectively. The loan was paid off in July 2014.

Included in the notes payable balance is a capital lease totaling $39,041. This amount was paid in full 2013. As the amount of the capital lease is not material the Company has not provided additional disclosure regarding this lease.

Note 5.	NOTES PAYABLE

In August 2006, the Company entered into a $1,720,000 loan with a financial institution to purchase medical imaging equipment. The loan requires monthly principal and interest payments of $25,553 and matured in September 2013. The loan is secured by the purchased equipment and substantially all of the Company’s assets and is personally guaranteed by the Company’s majority shareholder. The interest rate is fixed at 7%. The outstanding balance of the loan at December 31, 2012, was $246,714 and was fully paid off in 2013.

In December 2007, the Company entered into a $1,119,537 loan with a financial institution to purchase medical imaging equipment. The note requires monthly principal and interest payments of $13,069 and matures in October 2017. The loan is secured by the purchased equipment and is personally guaranteed by the Company’s majority shareholder. The interest rate is fixed at 6.89%. The outstanding balances of the loan at December 31, 2013 and 2012, were $534,500 and $649,595, respectively.

In July 2009, the Company entered into a $654,000 loan with a financial institution to purchase medical imaging equipment. The loan requires monthly payments of $7,494 in principal, interest and fee payments and matures in March 2018. The loan is secured by the purchased equipment and is personally guaranteed by the Company’s majority shareholder. The interest is fixed 5.52%. The outstanding balance of the loan at December 31, 2013 and 2012, was of $343,770 and 407,914, respectively.

In February 2012, the Company entered into an $80,000 loan with a shareholder. The loan is payable in full on the maturity date of January 31, 2020. Interest is accrued annually at 1.24% and paid to shareholder.

In November 2013, the Company converted the 2012 line of credit to a term loan with a financial institution. The loan is secured by substantially all assets of the Company, is personally guaranteed by its majority shareholder and a term life insurance of the majority shareholder. The loan requires monthly payments of $7,445 in principal and interest and matures on November 15, 2016. The interest rate is fixed at 4.5%. The outstanding balance at December 31, 2013 was $243,508.

Included in the notes payable balance is a capital lease totaling $39,041. This amount was paid in full 2013. As the amount of the capital lease is not material the Company has not provided additional disclosure regarding this lease.

The following is a summary of principal maturities of notes payable during the next five years:

2014	$271,010
2015	287,489
2016	297,556
2017	217,000
2018	48,724
Thereafter	80,000
1,201,779
Less: Current maturities	271,010
Long-term debt	$930,769